INVESTMENTS - Equity securities with readily determinable fair values (Details) ¥ in Millions, $ in Millions	9 Months Ended
	Sep. 30, 2022 CNY (¥) shares	Sep. 30, 2022 USD ($) shares	Sep. 30, 2021 CNY (¥)
Equity securities with readily determinable fair values
Unrealized gain (loss) from fair value	¥ (499)	$ (70)	¥ 120
Accor
Equity securities with readily determinable fair values
Number of ordinary shares acquired	2,017,078	2,017,078
Number of ordinary shares sold	478	478
Gain (loss) realized | ¥	¥ 64
Number of shares held in investment	10,195,474	10,195,474
Investment in equity securities (in percentage)	5.00%	5.00%
Unrealized gain (loss) from fair value | ¥	¥ 485		¥ 127